Commitment and Contingencies - Narrative (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 2.5	$ 1.7	$ 7.1	$ 6.8	$ 8.9	$ 6.9
Sales and use tax liability	$ 10.0		$ 10.0		$ 8.3	$ 4.3